Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 47,728		$ 30,202
Cash held in reserve	24,065		24,703
Amount deposited in reserve	5,690
Proceeds under line of credit	418,000	$ 426,000
Right of use asset	$ 35,792		$ 40,278